FAIR VALUE MEASUREMENTS (Details)	Dec. 31, 2020 USD ($)
Level 1 | U.S. Treasury Securities Money Market Fund
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Fair Value	$ 232,301,973